Share Capital	12 Months Ended
Aug. 31, 2020
Share Capital [Abstract]
Share Capital
16	Share Capital

Authorized – unlimited as to number, without par value
Subordinate voting and participating, bearing a non-cumulative dividend to be determined by the Board of Directors, ranking pari passu with multiple voting shares

Multiple voting and participating, entitling to 10 votes each, bearing a non-cumulative dividend to be determined by the Board of Directors, convertible at the holder’s option into subordinate voting shares on a one-for-one basis, ranking pari passu with subordinate voting shares

The following table summarizes the company’s share capital activity:

	Multiple Voting Shares		Subordinate Voting Shares

	Number	Amount	Number	Amount	Total amount

Balance as at September 1, 2017	31,643,000	$1	23,068,777	$90,410	$90,411

Redemption of restricted share units (note 18)	–	–	345,883	–	–
Redemption of deferred share units (note 18)	–	–	58,335	–	–
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,526	1,526

Balance as at August 31, 2018	31,643,000	1	23,472,995	91,936	91,937

Redemption of restricted share units (note 18)	–	–	317,072	–	–
Redemption of share capital	–	–	(86,392)	(337)	(337)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,106	1,106

Balance as at August 31, 2019	31,643,000	1	23,703,675	92,705	92,706

Redemption of restricted share units (note 18)	–	–	411,619	–	–
Redemption of share capital	–	–	(54,528)	(212)	(212)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,530	1,530

Balance as at August 31, 2020	31,643,000	$1	24,060,766	$94,023	$94,024

a)
On January 8, 2019, the company announced that its Board of Directors had approved a share repurchase program, by way of a normal course issuer bid on the open market of up to 6.3% of the issued and outstanding subordinate voting shares, representing 1,200,000 subordinate voting shares at the prevailing market price. The normal course issuer bid started on January 14, 2019 and ended on January 13, 2020. All shares repurchased under the bid were canceled.

b)
On January 7, 2020, the company announced that its Board of Directors had approved a share repurchase program, by way of a normal course issuer bid on the open market of up to 3.1% of the issued and outstanding subordinate voting shares, representing 600,000 subordinate voting shares at the prevailing market price. The normal course issuer bid started on January 14, 2020 and will end on January 13, 2021 or earlier if the company repurchases the maximum number of shares permitted. All shares repurchased under the bid will be canceled.